Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Cash and Cash Equivalents
Cash and cash equivalents	$ 112,532	$ 79,431	$ 75,952	$ 31,941
US dollar
Cash and Cash Equivalents
Cash and cash equivalents	71,276	65,509
RMB
Cash and Cash Equivalents
Cash and cash equivalents	17,595	9,505
UK pound
Cash and Cash Equivalents
Cash and cash equivalents	209	408
HKD dollar
Cash and Cash Equivalents
Cash and cash equivalents	23,452	4,009
Cash at bank and on hand
Cash and Cash Equivalents
Cash and cash equivalents	93,538	31,218
Bank deposits maturing in three months or less
Cash and Cash Equivalents
Cash and cash equivalents	$ 18,994	$ 48,213
Bank deposits maturing in three months or less | Minimum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	7 days
Bank deposits maturing in three months or less | Maximum
Cash and Cash Equivalents
Bank deposit maturity period (in days)	90 days
Bank deposits maturing in three months or less | Weighted average
Cash and Cash Equivalents
Effective interest rate (in percentage)	0.89%